Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 30.2%
Equity Funds - 30.2%
iShares MSCI EAFE ETF	57,723	$4,379,444
SPDR S&P 500 ETF Trust	11,075	4,389,355

Total Exchange Traded Funds (Cost - $6,091,633)		8,768,799
U.S. Treasury Securities - 26.9%

U.S. Treasury Note
1.13%, 8/31/21	$700,000	703,117
2.00%, 12/31/21	100,000	101,437
1.88%, 3/31/22	1,400,000	1,424,773
1.88%, 4/30/22	500,000	509,531
0.13%, 1/15/24	500,000	497,422
2.00%, 6/30/24	300,000	315,141
0.38%, 4/30/25	100,000	98,707
2.13%, 5/15/25	110,000	116,398
1.88%, 7/31/26	100,000	104,406
1.75%, 12/31/26	100,000	103,438
1.50%, 2/15/30	700,000	690,922
1.13%, 2/15/31	190,000	179,372

U.S. Treasury Bond
6.25%, 5/15/30	320,000	446,213
1.38%, 11/15/40	800,000	678,625
1.88%, 2/15/41	700,000	650,125
4.38%, 5/15/41	100,000	134,422
3.13%, 11/15/41	80,000	90,906
2.88%, 11/15/46	100,000	108,945
2.75%, 11/15/47	25,000	26,653
3.13%, 5/15/48	140,000	160,076
2.00%, 2/15/50	180,000	164,110
1.38%, 8/15/50	370,000	287,559
1.63%, 11/15/50	100,000	83,000

U.S. Treasury STRIP Principal, 0.00%, 5/15/50 (a)	300,000	145,664
Total U.S. Treasury Securities (Cost - $8,019,830)		7,820,962
Agency Mortgage Backed Securities - 13.3%
Federal National Mortgage Association - 13.3%
Federal National Mortgage Association
1.50%, 4/1/36(b)	100,000	100,375
2.00%, 4/1/51(b)	900,000	897,328
4.00%, 4/1/51(b)	1,200,000	1,287,563
2.00%, 5/1/51(b)	200,000	199,062
3.00%, 5/1/51(b)	600,000	624,797
4.00%, 5/1/51(b)	700,000	752,008
		3,861,133
Total Agency Mortgage Backed Securities (Cost - $3,878,086)		3,861,133

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 12.1%
Aerospace & Defense - 0.2%
Spirit AeroSystems, Inc., 3.95%, 6/15/23	$50,000	$49,500

Airlines - 0.5%
American Airlines 2013-1 Class A Pass Through Trust, 4.00%, 7/15/25	21,055	19,423
American Airlines 2019-1 Class A Pass Through Trust, 3.50%, 2/15/32	9,459	8,939
JetBlue 2020-1 Class A Pass-Through Trust, 4.00%, 11/15/32	10,000	10,781
Spirit Airlines Pass-Through Trust 2015-1A, 4.10%, 4/1/28	35,405	35,337
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	81,532	82,710
		157,190
Auto Manufacturers - 0.2%
Nissan Motor Acceptance Corp., 2.00%, 3/9/26(c)	60,000	59,727

Banks - 2.3%
Banco La Hipotecaria SA, 4.75%, 11/15/22(c)	100,000	101,000
Bank of America Corp.
3.42%, (3 Month US Libor + 1.04%), 12/20/28(d)	11,000	11,791
2.65%, (SOFR + 1.22%), 3/11/32(d)	30,000	30,029
4.08%, (3 Month US Libor + 3.15%), 3/20/51(d)	10,000	11,145
Citigroup, Inc., 3.67%, (3 Month US Libor + 1.39%), 7/24/28(d)	100,000	109,303
Deutsche Bank AG, 1.75%, (3 Month EURIBOR + 2.05%), 11/19/30(d)	100,000	121,607
HSBC Holdings PLC, 1.75%, (Sterling Overnight Interbank Average Rate + 1.31%), 7/24/27(d)	100,000	139,207
Natwest Group PLC, 2.88%, (1 Year ICE GBP Swap + 1.49%), 9/19/26(d)	100,000	146,488
		670,570
Biotechnology - 0.0%†
Illumina, Inc., 2.55%, 3/23/31	10,000	9,906

Chemicals - 0.1%
Syngenta Finance NV, 3.13%, 3/28/22	30,000	30,430

Computers - 0.4%
Dell International LLC / EMC Corp., 5.30%, 10/1/29(c)	100,000	116,905

Diversified Financial Services - 0.4%
Aviation Capital Group LLC, 4.13%, 8/1/25(c)	30,000	31,962
Avolon Holdings Funding Ltd., 4.38%, 5/1/26(c)	40,000	41,798
Charles Schwab Corp. (The), 2.00%, 3/20/28	20,000	20,063

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Diversified Financial Services (continued)
Stifel Financial Corp., 4.00%, 5/15/30	$20,000	$21,584
		115,407
Electric - 1.5%
Alabama Power Co., 1.45%, 9/15/30	30,000	27,604
CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51	10,000	10,030
DTE Electric Co., 1.90%, 4/1/28	10,000	9,952
Entergy Corp.
2.80%, 6/15/30	20,000	20,125
2.40%, 6/15/31	10,000	9,654
Entergy Louisiana LLC, 3.10%, 6/15/41	20,000	20,002
FirstEnergy Corp., 2.25%, 9/1/30	50,000	46,375
NRG Energy, Inc., 2.45%, 12/2/27(c)	10,000	9,915
Pacific Gas and Electric Co., 4.25%, 3/15/46	50,000	47,636
Pacific Gas And Electric Co., 1.37%, 3/10/23	80,000	80,022
Rochester Gas and Electric Corp., 1.85%, 12/1/30(c)	40,000	37,565
San Diego Gas & Electric Co., 1.70%, 10/1/30	40,000	37,551
Southern California Edison Co.
4.65%, 10/1/43	20,000	22,455
4.00%, 4/1/47	50,000	51,362
		430,248
Electronics - 0.1%
Flex Ltd., 4.88%, 6/15/29	30,000	33,831

Gas - 0.1%
CenterPoint Energy Resources Corp., 0.68%, (3 Month US Libor + 0.50%), 3/2/23(d)	10,000	10,003
Washington Gas Light Co., 3.80%, 9/15/46	30,000	32,329
		42,332
Healthcare-Products - 0.1%
Boston Scientific Corp., 2.65%, 6/1/30	30,000	30,233

Healthcare-Services - 0.2%
Adventist Health System/West, 2.43%, 9/1/24	40,000	41,169
Anthem, Inc., 1.50%, 3/15/26	10,000	10,006
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	19,094
		70,269
Insurance - 0.6%
Fairfax Financial Holdings Ltd., 4.63%, 4/29/30	50,000	54,534
Fidelity National Financial, Inc., 3.40%, 6/15/30	50,000	52,151

	Shares/ Principal	Fair Value
Insurance (continued)
First American Financial Corp., 4.00%, 5/15/30	$50,000	$54,014
		160,699
Internet - 0.2%
Alphabet, Inc., 2.25%, 8/15/60	10,000	8,126
Expedia Group, Inc., 2.95%, 3/15/31(c)	40,000	39,414
		47,540
Lodging - 0.1%
Hyatt Hotels Corp., 3.19%, (3 Month US Libor + 3.00%), 9/1/22(d)	30,000	30,234

Machinery-Diversified - 0.2%
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	43,487

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 2/15/28	100,000	108,231
2.30%, 2/1/32	10,000	9,286
		117,517
Mining - 0.0%†
FMG Resources August 2006 Pty Ltd., 4.38%, 4/1/31(c)	10,000	10,187

Miscellaneous Manufacturing - 0.2%
General Electric Co., 4.25%, 5/1/40	40,000	44,104
Textron, Inc., 2.45%, 3/15/31	20,000	19,353
		63,457
Oil & Gas - 0.3%
Diamondback Energy, Inc., 2.88%, 12/1/24	30,000	31,633
Equinor ASA, 3.13%, 4/6/30	40,000	42,267
		73,900
Pharmaceuticals - 0.3%
Bayer US Finance II LLC, 2.75%, 7/15/21(c)	100,000	100,562

Pipelines - 1.2%
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	45,412
MPLX LP, 1.75%, 3/1/26	30,000	30,032
NGPL PipeCo LLC, 4.88%, 8/15/27(c)	10,000	11,173
ONEOK Inc., 4.35%, 3/15/29	100,000	108,732
Rockies Express Pipeline LLC, 4.80%, 5/15/30(c)	40,000	39,400
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	112,827
		347,576
REITS - 1.0%
American Campus Communities Operating Partnership LP, 2.85%, 2/1/30	40,000	40,007
Boston Properties LP, 2.55%, 4/1/32	10,000	9,579

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
REITS (continued)
CubeSmart LP, 3.00%, 2/15/30	$40,000	$40,599
GLP Capital LP / GLP Financing II Inc., 5.38%, 4/15/26	40,000	44,888
Host Hotels & Resorts LP, 4.00%, 6/15/25	10,000	10,619
Hudson Pacific Properties LP, 4.65%, 4/1/29	100,000	111,933
Weyerhaeuser Co., 4.00%, 4/15/30	40,000	44,186
		301,811
Semiconductors - 0.5%
Broadcom, Inc., 4.30%, 11/15/32	50,000	54,393
Marvell Technology Group Ltd., 4.20%, 6/22/23	20,000	21,399
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 6/18/26(c)	50,000	54,920
		130,712
Software - 0.4%
Activision Blizzard, Inc., 2.50%, 9/15/50	10,000	8,374
Fair Isaac Corp., 4.00%, 6/15/28(c)	30,000	30,766
Fidelity National Information Services, Inc., 1.65%, 3/1/28	10,000	9,760
Oracle Corp., 1.65%, 3/25/26	60,000	60,439
		109,339
Telecommunications - 0.6%
AT&T, Inc.
2.55%, 12/1/33(c)	35,000	33,181
3.65%, 6/1/51	20,000	19,297
Level 3 Financing, Inc., 3.88%, 11/15/29(c)	30,000	31,612
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	9,460
Sprint Corp., 7.25%, 9/15/21	30,000	30,753
T-Mobile USA, Inc., 3.50%, 4/15/31	50,000	50,452
		174,755
Total Corporate Bonds and Notes (Cost - $3,463,035)		3,528,324
Asset Backed and Commercial Backed Securities - 4.3%

Aames Mortgage Investment Trust 2006-1, 0.59%, (1 Month US Libor + 0.48%), 4/25/36 (d)	182,979	158,420

ACE Securities Corp Home Equity Loan Trust Series 2002-HE2, 1.38%, (1 Month US Libor + 1.28%), 8/25/32 (d)	7,182	6,759

ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 0.41%, (1 Month US Libor + 0.30%), 4/25/36 (d)	649	647

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Alternative Loan Trust 2005-14, 0.53%, (1 Month US Libor + 0.42%), 5/25/35 (d)	$43,991	$39,559

Alternative Loan Trust 2005-J12, 0.65%, (1 Month US Libor + 0.54%), 8/25/35 (d)	21,188	12,017

Alternative Loan Trust 2006-OA9, 0.32%, (1 Month US Libor + 0.21%), 7/20/46 (d)	12,808	10,167

American Home Mortgage Assets Trust 2006-2, 0.49%, (1 Month US Libor + 0.38%), 9/25/46 (d)	20,219	15,572

Bear Stearns ALT-A Trust 2005-7, 3.03%, 9/25/35 (e)	16,861	11,801

Bear Stearns ALT-A Trust 2005-8, 2.55%, 10/25/35 (e)	7,443	6,579

ChaseFlex Trust Series 2007-2, 0.39%, (1 Month US Libor + 0.28%), 5/25/37 (d)	20,026	19,394

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, 0.36%, (1 Month US Libor + 0.25%), 8/25/35 (c),(d)	8,427	7,806

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4, 0.34%, (1 Month US Libor + 0.23%), 10/25/35 (c),(d)	10,333	9,005

CHL Mortgage Pass-Through Trust 2006-6, 6.00%, 4/25/36	86,639	61,800

Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (c)	100,000	107,937

Citigroup Mortgage Loan Trust 2007-AMC1, 0.27%, (1 Month US Libor + 0.16%), 12/25/36 (c),(d)	24,377	16,330

Countrywide Asset-Backed Certificates
0.48%, (1 Month US Libor + 0.37%), 4/25/36(d)	99,237	95,364
0.37%, (1 Month US Libor + 0.26%), 12/25/36(d)	13,155	11,795
0.26%, (1 Month US Libor + 0.15%), 5/25/37(d)	14,150	13,824
0.25%, (1 Month US Libor + 0.14%), 6/25/47(d)	18,422	15,454

Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,981	5,394

CWABS Asset-Backed Certificates Trust 2006-17, 0.26%, (1 Month US Libor + 0.15%), 3/25/47 (d)	6,936	6,555

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Encore Credit Receivables Trust 2005-1, 0.77%, (1 Month US Libor + 0.66%), 7/25/35 (d)	$13,313	$12,909

FBR Securitization Trust, 0.79%, (1 Month US Libor + 0.68%), 10/25/35 (d)	13,962	13,248

GCAT 2019-4 LLC, 3.23%, 11/26/49 (c)	75,793	76,850

Government National Mortgage Association
0.72%, (1 Month US Libor + 0.60%), 5/20/65(d)	62,865	62,672
0.74%, (1 Month US Libor + 0.62%), 8/20/65(d)	70,425	70,239
0.82%, (1 Month US Libor + 0.70%), 10/20/65(d)	459	460
1.12%, (1 Month US Libor + 1.00%), 12/20/65(d)	64,075	64,714

Great Hall Mortgages No 1 PLC, 0.32%, (3 Month US Libor + 0.13%), 6/18/39 (c),(d)	21,015	20,042

GreenPoint Mortgage Funding Trust 2006-AR2, 2.26%, (1 Year CMT + 2.00%), 3/25/36 (d)	20,511	18,589

GSAMP Trust 2006-HE4, 0.25%, (1 Month US Libor + 0.28%), 6/25/36 (d)	14,409	13,951

GSR Mortgage Loan Trust 2005-AR6, 2.93%, 9/25/35 (e)	6,265	6,108

Impac CMB Trust Series 2005-8, 0.81%, (1 Month US Libor + 0.70%), 2/25/36 (d)	7,420	6,450

IndyMac INDX Mortgage Loan Trust 2006-AR4, 0.53%, (1 Month US Libor + 0.42%), 5/25/46 (d)	12,779	11,416

JP Morgan Mortgage Trust 2006-S2, 5.88%, 6/25/21	719	708

Long Beach Mortgage Loan Trust 2004-2, 1.73%, (1 Month US Libor + 1.62%), 6/25/34 (d)	5,383	5,364

Long Beach Mortgage Loan Trust 2005-3, 0.63%, (1 Month US Libor + 0.52%), 8/25/45 (d)	21,677	18,850

Long Beach Mortgage Loan Trust 2006-7, 0.26%, (1 Month US Libor + 0.16%), 8/25/36 (d)	25,804	15,414

MortgageIT Trust 2005-4, 0.67%, (1 Month US Libor + 0.56%), 10/25/35 (d)	5,559	5,347

New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(e)	81,706	85,127

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

RASC Series 2004-KS10 Trust, 1.83%, (1 Month US Libor + 1.15%), 11/25/34 (d)		$18,722	$18,789

Reperforming Loan REMIC Trust 2006-R1, 0.46%, (1 Month US Libor + 0.34%), 1/25/36 (c),(d)		7,949	7,401

SLC Student Loan Trust 2006-2, 0.28%, (3 Month US Libor + 0.10%), 9/15/26 (d)		1,238	1,236

Soundview Home Loan Trust 2007-WMC1, 0.22%, (1 Month US Libor + 0.11%), 2/25/37 (d)		16,191	4,848

Structured Adjustable Rate Mortgage Loan Trust
2.58%, 2/25/34(e)		4,083	3,670
2.69%, 9/25/34(e)		4,128	3,826

Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 0.41%, (1 Month US Libor + 0.30%), 10/25/35 (d)		5,646	5,372

Structured Asset Investment Loan Trust 2004-7, 1.16%, (1 Month US Libor + 1.05%), 8/25/34 (d)		3,399	3,382

Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2, 0.26%, (1 Month US Libor + 0.15%), 9/25/36 (d)		12,898	10,734

WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.96%, (COFI + 1.50%), 8/25/46 (d)		35,806	33,221

WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 3.13%, 4/25/37 (e)		11,961	10,010

Total Asset Backed and Commercial Backed Securities (Cost - $1,269,681)			1,243,126

Sovereign Debts - 2.0%

Development Bank of Japan, Inc., 1.63%, 9/1/21 (c)		200,000	201,048

Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (c)		200,000	207,665

Peruvian Government International Bond
8.20%, 8/12/26(c)	PEN	100,000	34,744
3.30%, 3/11/41		$20,000	19,394

Romanian Government International Bond, 2.63%, 12/2/40 (c)	EUR	10,000	11,638

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

		Shares/ Principal	Fair Value
Sovereign Debts (continued)

Serbia International Bond, 1.50%, 6/26/29	EUR	100,000	$117,621

Total Sovereign Debts (Cost - $579,321)			592,110

Municipal Bonds - 0.4%

New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23		$30,000	31,080

New York State Urban Development Corp., 1.83%, 3/15/29		40,000	39,175

State of Wisconsin, 2.10%, 5/1/26		20,000	20,897

University of California, 1.61%, 5/15/30		20,000	19,081

Total Municipal Bonds (Cost - $110,000)			110,233

Short-Term Investments - 21.0%
U.S. Treasury Securities - 21.0%
U.S. Treasury Bill
0.03%, 4/22/21(a)		100,000	99,999
0.02%, 4/27/21(a)		400,000	399,995
0.02%, 4/29/21(a)		600,000	599,995
0.00%, 5/18/21(a)		500,000	499,984
0.02%, 5/20/21(a)		1,500,000	1,499,964
0.02%, 5/25/21(a)		400,000	399,989
0.02%, 5/27/21(a)		500,000	499,988
0.05%, 7/6/21(a)		500,000	499,983
0.04%, 7/20/21(a)		800,000	799,956
0.06%, 9/9/21(a)		600,000	599,933
0.04%, 9/23/21(a)		200,000	199,970

Total U.S. Treasury Securities (Cost - $6,099,480)			6,099,756
Money Market Funds - 0.0%†
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f) (Cost - $3,719)		3,719	3,719

Total Short-Term Investments (Cost - $6,103,199)			6,103,475
Total Investments - 110.2% (Cost - $29,514,785)			$32,028,162
Other Assets Less Liabilities - Net (10.2)%			(2,972,314)
Total Net Assets - 100.0%			$29,055,848

†	Represents less than 0.05%.
(a)	Rate shown represents discount rate at the time of purchase.
(b)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

(c)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $1,535,680 or 5.3% of net assets.
(d)	Variable rate security. The rate shown is the rate in effect at period end.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
COFI	-	11th District Monthly Weighted Average Cost of Funds Index
EUR	-	EURO
EURIBOR	-	Euro Inter Bank Offer Rate
ICE GBP Swap	-	Ice Swap Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-BTP Future	Goldman Sachs & Co.	2	6/8/2021	$350,968	$200
S&P 500 E-Mini Future	Goldman Sachs & Co.	22	6/18/2021	4,364,140	38,695
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	5	6/21/2021	718,438	(11,378)
U.S. 5 Year Note Future	Goldman Sachs & Co.	29	6/30/2021	3,578,555	(26,956)

					561
Short Futures Contracts
Euro-Bund Future	Goldman Sachs & Co.	3	6/8/2021	603,916	635
Euro-OAT Future	Goldman Sachs & Co.	1	6/8/2021	190,340	400
Long Gilt Future	Goldman Sachs & Co.	5	6/28/2021	880,180	10,237
U.S. 10 Year Note Future	Goldman Sachs & Co.	1	6/21/2021	130,938	3,836
U.S. Ultra Bond Future	Goldman Sachs & Co.	5	6/21/2021	906,094	65,821

					80,929
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$81,490

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Quarterly	1%	3 Month US Libor	12/16/30	$200,000	USD	$(13,727)	$(8,315)	$(5,412)
Goldman Sachs & Co.	Semi-Annually	-0.25%	6 Month Euribor	06/16/31	100,000	EUR	(4,144)	(219)	(3,925)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALILZED DEPRECIATION ON INTEREST RATE SWAPS							$(17,871)	$(8,534)	$(9,337)

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Credit Default Swaps

Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.35 5 yr.	Quarterly	Sell	1.00%	BAA+	12/20/25	$800,000	$19,395	$16,958	$2,437
Goldman Sachs & Co.	CDX.NA.IG.36 5 yr.	Quarterly	Sell	1.00%	BAA+	06/20/26	700,000	16,597	15,437	1,160
Goldman Sachs & Co.	CDX.NA.HY.36 5 yr.	Quarterly	Sell	5.00%	B+	06/20/26	200,000	18,125	16,982	1,143
TOTAL FAIR VALUE, PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS								$54,117	$49,377	$4,740

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/05/21	Barclays Bank PLC	98,421	BRL	17,000	USD	$436
04/05/21	Barclays Bank PLC	17,300	USD	98,421	BRL	(136)
04/07/21	Barclays Bank PLC	191,000	GBP	262,872	USD	656
04/07/21	Barclays Bank PLC	265,101	USD	222,000	EUR	4,146
04/07/21	Barclays Bank PLC	264,492	USD	191,000	GBP	964
04/08/21	Barclays Bank PLC	34,858	USD	126,985	PEN	1,105
04/14/21	Barclays Bank PLC	888,000	MXN	41,553	USD	1,780
04/22/21	Barclays Bank PLC	864,000	RUB	11,546	USD	(139)
05/04/21	Barclays Bank PLC	98,421	BRL	17,277	USD	128
05/05/21	Barclays Bank PLC	262,898	USD	191,000	GBP	(655)
05/17/21	Barclays Bank PLC	17,000,000	JPY	161,015	USD	(7,099)
05/17/21	Barclays Bank PLC	156,404	USD	17,000,000	JPY	2,488
05/21/21	Barclays Bank PLC	1,728,427	RUB	23,157	USD	(417)
06/21/21	Barclays Bank PLC	34,285	USD	126,985	PEN	541
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$3,798

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
RUB	-	Russian Ruble
USD	-	United States Dollar